Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 913,299,618.00
Previously Paid Amount	0.00
Total Fee Amount	139,826.17
Total Offset Amount	0.00
Net Fee	139,826.17
Narrative - Max Aggregate Offering Price	$ 913,299,618.00
Final Prospectus	true